Financial Instruments - Cash Flow Interest Rate Swap Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of interest rate swap hedges on results
Unrealized gains	$ 4,649	$ 16,285	$ 24,915
Net unrealized and realized gains on fair value interest rate swaps	(12,482)	(39,857)	(98,713)
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value		(4,538)
Unrealized gains/(losses) related to fair value changes	4,500	48,900	114,200
Unrealized losses reclassified from accumulated OCI into earnings	10,700	32,600	88,900
Effect of interest rate swap hedges on results
Total realized losses	(5,500)	(52,700)	(120,600)
Amortization of deferred realized losses	(4,000)	(4,000)	(4,000)
Accelerated amortization of deferred realized losses	(7,700)
Unrealized gains	4,300	16,200	25,200
Net unrealized and realized gains on fair value interest rate swaps	(12,900)	(40,500)	$ (99,400)
LIBOR | Citibank | Interest rate swap contracts | 4.695% p.a. | Cash Flow Hedges
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.695%
Fair Value		(1,012)
LIBOR | ABN Amro | Interest rate swap contracts | 1.4975% p.a. | Cash Flow Hedges
Financial Instruments
Notional Amount on Effective Date	$ 325,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%
Fair Value		(2,113)
LIBOR | ABN Amro | Interest rate swap contracts | 1.4125% p.a. | Cash Flow Hedges
Financial Instruments
Notional Amount on Effective Date	$ 250,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%
Fair Value		$ (1,413)